Effects of changes in currency exchange rate	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Effects of changes in currency exchange rate

Note 34 Effects of changes in currency exchange rate

Current assets are denominated in the following currencies:

CURRENT ASSETS	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Current assets
Cash and cash equivalents	519,175,929	707,122,815
CLP	138,940,346	131,104,956
USD	362,325,139	532,776,367
Euros	828,724	2,520,585
ARS	7,862,580	30,548,903
UYU	4,205,400	2,136,790
PYG	2,821,452	5,241,028
BOB	861,728	1,206,368
Others currencies	1,330,560	1,587,818
Others financial assets	9,927,288	11,899,281
CLP	1,217,147	822,288
UF	7,643,747	7,232,587
USD	898,611	3,783,635
Euros	141,785	26,092
Others currencies	25,998	34,679
Others non-financial assets	33,297,469	31,143,442
CLP	21,562,273	4,841,402
UF	-	2,672
USD	239,351	2,850,593
Euros	2,094	9,513,589
ARS	9,445,753	11,896,592
UYU	750,762	383,305
PYG	993,894	803,828
BOB	260,678	773,051
Others currencies	42,664	78,410
Trade and other current receivables	473,691,412	506,711,173
CLP	311,625,800	299,181,390
UF	19,704	360,586
USD	27,346,851	52,213,269
Euros	8,669,008	7,817,297
ARS	91,275,141	117,920,573
UYU	8,901,100	8,684,460
PYG	19,525,499	15,086,724
BOB	3,604,480	3,385,594
Others currencies	2,723,829	2,061,280
Accounts receivable from related parties	16,123,780	15,501,990
CLP	9,002,387	8,362,100
UF	265,742	-
USD	2,569,649	2,207,523
Euros	224,640	29,204
ARS	14,366	11,689
PYG	4,046,996	4,790,036
Others currencies	-	101,438
Inventories	424,300,960	459,384,555
CLP	343,765,537	356,354,005
ARS	53,347,246	81,521,039
UYU	3,700,371	3,990,906
PYG	18,953,746	12,644,453
BOB	3,759,857	3,790,095
Others currencies	774,203	1,084,057
Biological assets	16,709,078	16,883,106
CLP	13,562,282	13,579,901
ARS	3,146,796	3,303,205
Current tax assets	17,703,246	19,668,196
CLP	2,558,902	6,792,673
USD	3,003,778	2,199
ARS	11,194,422	12,450,511
UYU	570,472	422,813
PYG	375,672	-
Non-current assets of disposal groups classified as held for sale	167,851	2,952,282
CLP	-	506,853
ARS	167,851	2,445,429
Total current assets	1,511,097,013	1,771,266,840

CLP	842,234,674	821,545,568
UF	7,929,193	7,595,845
USD	396,383,379	593,833,586
Euros	9,866,251	19,906,767
ARS	176,454,155	260,097,941
UYU	18,128,105	15,618,274
PYG	46,717,259	38,566,069
BOB	8,486,743	9,155,108
Others currencies	4,897,254	4,947,682
Other current assets	1,511,097,013	1,771,266,840

Non-Current assets are denominated in the following currencies:

NON-CURRENT ASSETS	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Non-current assets
Others financial assets	26,067,779	30,060,601
UF	26,067,779	30,060,601
Trade and other non-current receivables	4,954,334	5,966,414
CLP	-	59,475
UF	2,346,980	2,245,560
ARS	2,607,354	3,661,379
Others non-financial assets	8,386,715	13,674,236
CLP	5,719,600	5,790,819
UF	140,835	140,716
ARS	2,459,810	7,682,140
UYU	39,140	11,248
PYG	27,330	49,313
Accounts receivable from related parties	1,134,264	844,344
CLP	704,458	844,344
UF	429,806	-
Investments accounted for using equity method	143,456,687	139,746,921
CLP	16,372,836	14,446,708
USD	769,510	896,458
ARS	1,344,588	1,380,017
Others currencies	124,969,753	123,023,738
Intangible assets other than goodwill	236,870,759	244,632,721
CLP	113,912,575	102,103,411
ARS	94,105,110	111,983,717
UYU	5,029,543	4,941,055
PYG	18,601,077	17,791,810
BOB	5,222,454	7,812,728
Goodwill	148,550,618	161,583,233
CLP	78,462,302	78,918,309
ARS	50,864,861	60,204,613
UYU	5,329,645	5,186,877
PYG	6,176,309	5,702,154
BOB	7,717,501	11,571,280
Property, plant and equipment (net)	1,460,212,852	1,522,708,449
CLP	1,031,162,574	1,014,562,371
ARS	351,802,326	430,015,212
UYU	16,976,718	15,961,195
PYG	38,436,353	31,224,130
BOB	21,826,254	30,933,801
Others currencies	8,627	11,740
Investment property	11,105,298	12,666,980
CLP	3,244,379	3,272,632
ARS	7,860,919	9,394,348
Right of use assets	47,784,003	45,017,172
CLP	2,019,344	2,288,216
UF	42,031,719	41,832,914
ARS	3,369	9,305
UYU	234,992	461,687
PYG	3,494,579	425,050
Deferred tax assets	45,766,647	41,549,079
CLP	32,530,428	32,066,798
USD	6,172,820	1,913,015
ARS	5,941,074	6,375,839
UYU	517,902	652,186
PYG	604,423	541,241
Total non-current assets	2,134,289,956	2,218,450,150

CLP	1,284,128,496	1,254,353,083
UF	71,017,119	74,279,791
USD	6,942,330	2,809,473
ARS	516,989,411	630,706,570
UYU	28,127,940	27,214,248
PYG	67,340,071	55,733,698
BOB	34,766,209	50,317,809
Others currencies	124,978,380	123,035,478
Total non-current assets by currencies	2,134,289,956	2,218,450,150

Current liabilities are denominated in the following currencies:

CURRENT LIABILITIES	As of December 31, 2025		As of December 31, 2024
	Until 90 days	More the 91 days until 1 year	Until 90 days	More the 91 days until 1 year
	ThCh$	ThCh$	ThCh$	ThCh$
Current liabilities
Others financial liabilities	136,687,407	52,147,059	35,475,633	120,726,369
CLP	39,392,787	18,249,410	21,109,878	18,046,884
UF	62,572,736	30,426,003	3,428,771	87,012,122
USD	16,021,476	1,093,425	531,474	9,442,661
Euros	166,607	-	103,888	-
ARS	18,032,597	-	10,059,999	-
PYG	-	52,570	36,457	-
BOB	481,381	2,325,117	188,449	6,224,702
Others currencies	19,823	534	16,717	-
Current lease liabilities	2,647,825	7,042,045	2,681,843	6,769,708
CLP	73,423	197,800	283,348	177,500
UF	2,104,618	5,452,522	1,838,123	5,070,421
USD	329,875	1,002,782	362,393	971,307
ARS	77,179	231,532	111,701	290,702
UYU	41,322	89,910	45,183	135,550
PYG	21,408	67,499	41,095	124,228
Trade and other current payables	457,306,893	3,320,318	510,626,190	4,260,995
CLP	275,632,559	3,211,693	254,769,653	3,901,022
USD	48,548,095	99,230	80,195,669	180,830
Euros	8,878,760	-	9,814,496	584
ARS	103,213,997	-	144,463,472	-
UYU	3,583,152	-	3,778,079	-
PYG	12,157,088	3,927	10,349,752	21,289
BOB	4,171,010	5,468	5,882,964	157,270
Others currencies	1,122,232	-	1,372,105	-
Accounts payable to related parties	24,463,561	-	36,417,518	-
CLP	10,774,146	-	10,046,312	-
UF	439,294	-	-	-
USD	4,443,395	-	2,794,220	-
Euros	7,612,564	-	21,010,350	-
ARS	193,950	-	242,682	-
PYG	888,767	-	2,310,004	-
BOB	51,631	-	13,950	-
Others currencies	59,814	-	-	-
Other current provisions	929,495	2,244,058	217,491	2,244,058
CLP	867,566	2,244,058	164,622	2,244,058
ARS	16,726	-	22,110	-
PYG	45,203	-	30,759	-
Current tax liabilities	5,424,753	13,460,546	8,407,598	32,702,573
CLP	4,026,428	12,925,824	4,655,220	32,676,212
USD	569,317	-	604,091	-
ARS	-	3,873	2,465,921	3,834
UYU	829,008	-	469,118	-
PYG	-	528,807	213,248	-
Others currencies	-	2,042	-	22,527
Provisions for employee benefits	28,691,366	19,787,391	31,203,297	17,264,650
CLP	13,654,799	19,338,150	14,428,956	17,252,755
ARS	13,611,548	-	14,615,567	-
UYU	744,463	-	695,096	-
PYG	500,517	437,079	970,939	-
BOB	136,944	-	205,328	-
Others currencies	43,095	12,162	287,411	11,895
Other current liabilities	2,155,724	39,341,958	3,594,656	47,413,632
CLP	2,154,817	37,209,689	1,385,360	47,413,632
USD	-	-	1,215,681	-
UYU	907	-	-	-
PYG	-	2,132,269	993,615	-
Total current liabilities	658,307,024	137,343,375	628,624,226	231,381,985

CLP	346,576,525	93,376,624	306,843,349	121,712,063
UF	65,116,648	35,878,525	5,266,894	92,082,543
USD	69,912,158	2,195,437	85,703,528	10,594,798
Euros	16,657,931	-	30,928,734	584
ARS	135,145,997	235,405	171,981,452	294,536
UYU	5,198,852	89,910	4,987,476	135,550
PYG	13,612,983	3,222,151	14,945,869	145,517
BOB	4,840,966	2,330,585	6,290,691	6,381,972
Others currencies	1,244,964	14,738	1,676,233	34,422
Total current liabilities by currency	658,307,024	137,343,375	628,624,226	231,381,985

Non-Current liabilities are denominated in the following currencies:

NON-CURRENT LIABILITIES	As of December 31, 2025			As of December 31, 2024
	Over 1 year to 3 years	More than 3 year until 5 years	More than 5 years	Over 1 year to 3 years	More than 3 year until 5 years	More than 5 years
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-current liabilities
Others financial liabilities	51,965,085	88,131,120	900,687,329	108,951,165	104,804,763	1,020,475,794
CLP	33,409,083	3,908,318	-	60,404,790	99,885,625	-
UF	14,986,219	80,441,606	357,124,227	43,491,639	48,553	423,446,808
USD	-	-	539,931,158	-	-	592,159,908
BOB	3,569,783	3,781,196	3,631,944	5,054,736	4,870,585	4,869,078
Non-current lease liabilities	13,120,674	6,783,137	22,328,968	11,659,338	7,254,177	20,868,802
CLP	139,434	-	-	71,957	-	-
UF	10,193,570	5,034,397	20,998,433	8,908,395	5,621,258	19,851,041
USD	2,303,790	1,668,056	1,330,535	1,911,678	1,432,060	1,017,761
ARS	239,741	24,806	-	326,100	107,311	-
UYU	93,684	-	-	284,040	-	-
PYG	150,455	55,878	-	157,168	93,548	-
Trade and other non-current payables	-	-	-	45,275	-	-
CLP	-	-	-	41,041	-	-
UF	-	-	-	4,234	-	-
Accounts payable to related companies	2,034,279	-	-	-	-	-
CLP	523,000	-	-	-	-	-
USD	1,511,279	-	-	-	-	-
Other non- current provisions	569,046	19,458	1,290,768	117,839	713,556	1,959,685
CLP	-	-	-	100,942	-	-
ARS	386,438	19,458	1,290,768	16,897	540,337	1,959,685
UYU	182,608	-	-	-	173,219	-
Deferred tax liabilities	30,777,797	11,907,656	46,280,398	40,864,865	17,064,504	70,027,310
CLP	27,292,524	10,196,904	32,618,888	26,302,201	9,240,534	28,787,902
ARS	3,332,626	1,670,849	10,561,739	14,520,341	7,800,990	36,584,730
UYU	1,821	437	885,319	-	-	875,489
PYG	150,826	39,466	873,562	42,323	22,980	1,768,718
BOB	-	-	1,340,890	-	-	2,010,471
Provisions for employee benefits	448,871	-	52,991,081	633,408	-	47,399,007
CLP	-	-	49,066,111	-	-	42,647,137
ARS	-	-	3,924,970	-	-	4,751,870
BOB	448,871	-	-	633,408	-	-
Others non-financial liabilities	2,445,011	1,495,389	-	1,863,665	996,926	1,495,390
CLP	1,495,389	1,495,389	-	996,926	996,926	1,495,390
PYG	938,812	-	-	866,739	-	-
UYU	10,810	-	-	-	-	-
Total non-current liabilities	101,360,763	108,336,760	1,023,578,544	164,135,555	130,833,926	1,162,225,988

CLP	62,859,430	15,600,611	81,684,999	87,917,857	110,123,085	72,930,429
UF	25,179,789	85,476,003	378,122,660	52,404,268	5,669,811	443,297,849
USD	3,815,069	1,668,056	541,261,693	1,911,678	1,432,060	593,177,669
ARS	3,958,805	1,715,113	15,777,477	14,863,338	8,448,638	43,296,285
UYU	288,923	437	885,319	284,040	173,219	875,489
PYG	1,240,093	95,344	873,562	1,066,230	116,528	1,768,718
BOB	4,018,654	3,781,196	4,972,834	5,688,144	4,870,585	6,879,549
Total non-current liabilities by currency	101,360,763	108,336,760	1,023,578,544	164,135,555	130,833,926	1,162,225,988